Equity Incentive Plan and Unit Option Plan - Rollforward (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
RSUs
Vested and payable (in shares)		0
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)	$ 0
Vested (in dollars per share)	0
Forfeited (in dollars per share)	$ 0
Vested and payable (in dollars per share)		$ 0
RSUs
RSUs
Beginning balance (in shares)	275,370	0
Granted (in shares)	0	275,370
Vested (in shares)	0	0
Forfeited (in shares)	(4,198)	0
Ending balance (in shares)	271,172	275,370
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 11.91	$ 0
Granted (in dollars per share)		11.91
Vested (in dollars per share)		0
Forfeited (in dollars per share)		0
Ending balance (in dollars per share)	$ 11.91	$ 11.91